Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses

Accrued expenses at December 31, 2015 and 2014 consisted of the following:

	2015	2014
Accrued compensation	$1,608	$4,462
Direct container expense	1,040	2,077
Interest payable	2,844	3,964
Other	1,324	1,432

Total accrued expenses	$6,816	$11,935